Consolidated Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–122.85%(b)(c)
Aerospace & Defense–4.54%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.93%	12/06/2025		$ 437	$ 413,762
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		2,272	1,923,484
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		1,222	1,034,131
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	06/28/2024		2,241	2,036,531
IAP Worldwide Services, Inc.
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)	7.00%	07/18/2021		179	179,434
Revolver Loan (Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(d)(e)	0.00%	07/18/2021		1,615	1,614,904
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,797,651)(d)	8.00%	07/18/2021		1,800	1,800,007
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.93%	10/04/2024		2,830	2,725,336
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3 (3 mo. USD LIBOR + 6.50%) (Acquired 03/24/2017-09/06/2019; Cost $2,911,985)(d)	6.67%	12/31/2020		2,850	2,850,423
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		1,611	1,562,370
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		1,317	1,275,132
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		5,916	5,440,043
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025		1,205	1,106,364
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.42%	08/22/2024		1,286	1,180,843
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	03/08/2025		801	751,207
Xebec Global Holdings LLC, Term Loan (1 wk. USD LIBOR + 5.25%) (Acquired 02/06/2018-12/09/2019; Cost $2,286,115)(d)	6.71%	02/12/2024		2,291	2,245,473
					28,139,444
Air Transport–6.22%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		10	6,744
Term Loan B (1 mo. USD LIBOR + 2.00%)	2.18%	12/15/2023		684	523,003
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		1,054	1,000,016
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		7,040	6,509,401
Delta Air Lines, Inc.
Delayed Draw Term Loan(e)	0.00%	03/16/2021		2,961	2,842,898
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.51%	05/01/2023		3,637	3,596,245
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.00%	08/02/2024	EUR	676	573,459
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)(d)	6.50%	08/31/2020		3,881	3,803,297
Mesa Airlines, Inc.
Term Loan N913FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $115,328)(d)	6.08%	12/01/2021		116	114,775
Term Loan N914FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $133,673)(d)	6.08%	12/01/2021		134	133,032
Term Loan N915FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $112,891)(d)	6.08%	12/01/2021		114	112,349
Term Loan N916FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $150,023)(d)	6.08%	03/01/2022		151	149,381
Term Loan N917FJ (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $136,512)(d)	6.08%	03/01/2022		137	135,925
Term Loan N947LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $164,041)(d)	6.08%	09/01/2022		165	163,475
Term Loan N948LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $168,662)(d)	6.08%	09/01/2022		170	168,080
Term Loan N950LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $185,605)(d)	6.08%	09/01/2022		187	184,965
Term Loan N951LR (3 mo. USD LIBOR + 4.50%) (Acquired 12/29/2017; Cost $175,747)(d)	6.08%	09/01/2022		177	175,141
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Air Transport–(continued)
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (3 mo. PRIME + 5.50%) (Acquired 05/09/2019; Cost $2,882,604)(d)	7.28%	05/09/2024		$ 2,929	$ 2,653,632
Incremental Delayed Draw Term Loan (1 mo. USD LIBOR + 5.50%) (Acquired 10/15/2019; Cost $8,283,558)(d)	6.50%	05/09/2024		6,269	5,679,732
Incremental Delayed Draw Term Loan (Acquired 10/15/2019; Cost $8,283,558)(d)(e)	0.00%	05/09/2024		2,184	1,978,333
Term Loan (Acquired 05/09/2019; Cost $8,715,788)(d)(f)	–	05/09/2024		8,861	8,028,273
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		50	37,553
					38,569,709
Automotive–6.41%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024			2,047	1,965,187
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)	5.92%	05/22/2025			2,224	1,956,870
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.26%	10/30/2026			269	262,799
Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	4.61%	05/19/2023			856	544,810
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR		149	148,877
Term Loan B (3 mo. USD LIBOR + 2.50%)	3.77%	09/27/2025			614	562,074
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan(f)	–	03/03/2025			161	152,131
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026			1,210	1,191,681
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	03/20/2025			2,273	2,075,822
Muth Mirror Systems, LLC
Revolver Loan (3 mo. USD LIBOR + 5.25%) (Acquired 04/23/2019; Cost $1,497,847)(d)	6.25%	04/23/2025			1,523	1,282,198
Term Loan (6 mo. USD LIBOR + 5.25%) (Acquired 04/23/2019; Cost $17,823,255)(d)	6.67%	04/23/2025			18,187	15,313,450
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.68%	11/06/2024			71	68,722
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026			2,167	2,070,789
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR		1,294	1,375,811
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.17%	05/22/2024			1,214	977,191
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	10/01/2025			4,695	3,817,172
ThermaSys Corp.
PIK Term Loan, 12.45% PIK Rate (Acquired 12/31/2018; Cost $149,229)(d)(g)	12.45%	10/02/2023			153	133,449
Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 12/31/2018-03/31/2020; Cost $978,184)(d)	12.45%	01/01/2024			833	666,083
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022			1,226	1,179,751
Transtar Holding Co.
Delayed Draw Term Loan(d)(e)	0.00%	04/11/2022			160	152,263
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)(d)	5.50%	04/11/2022			1,824	1,696,182
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (Acquired 04/11/2017-04/13/2020; Cost $679,721)(d)(g)	7.75%	04/11/2022			695	660,791
Visteon Corp., Term Loan(f)	–	03/25/2024			139	132,725
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026			476	457,124
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.82%	04/04/2025			1,023	899,879
						39,743,831
Beverage & Tobacco–0.76%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.32%	12/13/2023			959	920,839
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.32%	12/13/2023			343	331,452
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.34%	12/13/2023			360	347,532
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.32%	09/30/2020			2,703	2,594,400
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.95%	03/20/2024			674	530,366
						4,724,589
Building & Development–2.79%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	07/31/2025			473	451,194
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.63%	09/30/2026		$ 918	$ 901,132
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2027		3,508	3,378,723
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	3.75%	03/20/2024	EUR	707	682,635
Term Loan B-2(f)	–	03/20/2024	EUR	147	152,808
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	01/02/2025		44	42,083
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)(d)	4.45%	06/03/2024		495	474,297
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	268	292,692
Foncia Groupe SAS (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.25%	09/07/2023	EUR	617	656,168
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		1,072	972,080
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-2(f)	–	09/30/2026	EUR	669	685,476
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR	583	599,935
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	11/15/2023		874	834,574
Quimper AB (Sweden)
Second Lien Term Loan (6 mo. EURIBOR + 8.25%) (Acquired 03/01/2019-03/07/2019; Cost $542,047)	8.25%	02/13/2027	EUR	487	481,347
Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR	1,233	1,294,317
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)(d)	3.50%	12/15/2023		2,036	1,974,325
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025		2,293	2,060,563
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(d)	3.42%	05/29/2026		179	174,421
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024		1,217	1,149,937
					17,258,707
Business Equipment & Services–9.77%
Allied Universal Holdco LLC, Term Loan (f)	–	07/10/2026			373	363,151
Alorica, Inc.
Delay Draw Term Loan (1 mo. USD LIBOR + 6.50%)(d)	9.75%	10/02/2020			243	241,596
Delay Draw Term Loan(d)(e)	0.00%	10/02/2020			539	536,270
Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	6.50%	10/02/2020			782	777,867
Term Loan B (1 mo. USD LIBOR + 4.75%)	8.00%	06/30/2022			564	408,941
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 4.75%)	3.75%	07/17/2026	EUR		285	303,387
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026			340	299,008
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)(d)	4.45%	05/22/2024			1,468	1,409,509
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	10/30/2026			1,387	1,360,461
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.93%	02/09/2026			803	736,187
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(g)	9.50%	08/15/2023			535	120,346
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023			388	236,887
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/08/2025			386	355,251
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.43%	08/08/2026			106	91,247
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.45%	07/26/2023			276	273,567
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			3,450	3,395,323
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%) (Acquired 03/05/2020; Cost $1,103,701)(d)	9.00%	03/06/2028			1,121	1,047,676
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR		543	568,020
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026			541	529,007
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	1.92%	08/02/2024			641	624,520
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026			1,314	1,286,595
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.17%	04/16/2025			1,070	943,322
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	9.17%	04/16/2026			521	437,188
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	2.92%	08/01/2025			5	5,104
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR		589	576,348
I-Logic Technologies Bidco Ltd. (United Kingdom)
Term Loan (3 mo. EURIBOR + 2.75%)	3.75%	12/21/2024	EUR		2,262	2,398,037
Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024			218	207,135
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.38%	06/23/2024	GBP		612	548,138
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Inmar, Inc., First Lien Term Loan(f)	–	05/01/2024		$ 414	$ 360,512
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(d)	5.95%	03/05/2026		1,615	1,493,850
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%) (Acquired 03/05/2019; Cost $1,074,713)(d)	9.57%	03/05/2027		1,105	966,549
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.07%	11/21/2024		471	449,291
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	01/02/2026		1,102	1,073,983
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026		1,694	1,626,262
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		977	885,249
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021		916	829,350
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2027		2,101	2,069,424
Kronos, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.33%	11/01/2023		394	387,810
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025		20	17,225
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.67%	11/21/2024		581	555,011
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		5,360	3,832,507
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,209	4,922,227
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	11/18/2026		1,583	1,519,733
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026		2,923	2,859,129
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		856	740,756
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024		286	273,870
Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	10/01/2025		65	64,525
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	10/30/2026		1,124	1,111,376
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.45%	10/30/2023		2,179	1,710,456
Speedster Bidco GmbH (Germany)
Second Lien Term Loan (1 mo. EURIBOR + 4.25%)	6.25%	02/14/2028	EUR	259	271,787
Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/14/2027	EUR	175	185,524
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		7,235	6,942,583
Techem GmbH (Germany), Term Loan B-4 (3 mo. EURIBOR + 2.88%)	2.88%	07/15/2025	EUR	215	233,320
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	05/01/2024		0	274
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.92%	11/16/2026		260	252,528
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	4.95%	05/21/2026		1,569	1,529,847
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.42%	02/28/2025		364	346,683
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		576	550,164
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		117	111,413
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	10/10/2024		1,847	1,499,334
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	10/10/2024		147	120,022
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	05/17/2026		198	189,205
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.49%	08/08/2026	GBP	391	459,516
					60,521,383
Cable & Satellite Television–5.17%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025		718	681,831
Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	01/31/2026		93	88,069
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.17%	01/03/2025		4,803	4,688,153
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.93%	04/30/2025		370	364,610
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	02/01/2027		184	180,329
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2027		342	331,002
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	1.85%	02/15/2024		242	237,222
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026		1,768	1,704,481
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026		4,647	4,460,840
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028		1,417	1,371,971
UPC Financing Partnership, Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.43%	04/30/2028		1,643	1,591,262
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028		$ 9,668	$ 9,401,788
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028		6,447	6,181,897
Ziply (Northwest) Fiber, Term Loan B(d)(f)	–	05/21/2027		788	780,312
					32,063,767
Chemicals & Plastics–4.40%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.45%	01/31/2024			97	93,242
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.70%	08/27/2026			4,112	3,932,487
Cabot Microelectronics Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.19%	11/17/2025			91	90,044
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.42%	05/16/2024			516	504,181
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	05/16/2024			240	233,984
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			564	548,023
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024			552	536,363
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.27%	08/07/2024			585	561,115
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR		418	437,076
Term Loan B (3 mo. USD LIBOR + 3.50%)	4.94%	07/01/2026			948	905,744
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	2.17%	03/31/2024			33	31,974
Inovyn Finance PLC (United Kingdom), Term Loan B (3 mo. EURIBOR + 2.00%)	2.50%	02/25/2027	EUR		678	723,642
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.78%	03/28/2025			830	768,671
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.53%	03/30/2026			522	399,247
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.07%	01/31/2026			203	157,597
Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	01/31/2025			615	548,588
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026			6,550	6,304,781
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	4.31%	11/14/2025			837	811,374
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.81%	10/14/2024			1,614	1,500,378
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR		233	228,648
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.82%	02/27/2026			646	546,250
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.42%	02/07/2027			199	193,236
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.22%	10/01/2025			6,038	5,787,264
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 08/13/2013-02/23/2017; Cost $973,848)(d)	3.75%	08/07/2020			981	951,099
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	3.45%	07/01/2026			509	491,732
						27,286,740
Clothing & Textiles–1.11%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.95%	09/27/2024			561	493,181
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.43%	05/01/2024			312	157,486
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	4.42%	05/17/2026			565	539,572
Mascot Bidco OYJ (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		1,170	1,129,192
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			3,937	3,837,505
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	04/25/2025			799	736,747
						6,893,683
Conglomerates–0.57%
CTC AcquiCo GmbH (Germany), Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR		566	592,869
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)(d)	4.20%	06/27/2024			709	675,887
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			1,820	1,669,388
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			393	359,783
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			264	217,233
						3,515,160
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Containers & Glass Products–3.64%
Berlin Packaging LLC, Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.46%	11/07/2025		$ 985	$ 941,365
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.22%	10/01/2022		980	969,694
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.22%	07/01/2026		9,420	9,230,496
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	04/03/2024		300	275,485
Consolidated Container Co. LLC
First Lien Term Loan(f)	–	05/22/2024		141	136,503
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/14/2026		799	771,718
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	6.12%	03/21/2024		3,088	2,701,600
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.68%	06/29/2025		2,795	2,645,176
Term Loan (3 mo. USD LIBOR + 3.25%)	4.43%	12/29/2023		33	30,771
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		725	688,157
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.52%	10/21/2024		203	183,400
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.45%	11/21/2023		2,020	1,493,061
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	620	574,535
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	436	404,181
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	390	380,546
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022		391	354,736
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	04/09/2021		534	254,921
Refresco Group N.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	247	264,811
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	5.20%	11/30/2023		52	49,547
Trident TPI Holdings, Inc., Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	10/17/2024	EUR	206	206,252
					22,556,955
Cosmetics & Toiletries–1.28%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	09/26/2024		1,921	1,842,121
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.92%	09/26/2025		1,336	1,155,672
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	08/11/2025		691	240,356
Coty, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.47%	04/05/2025		4,059	3,628,088
Term Loan B (1 mo. EURIBOR + 2.50%)	2.50%	04/07/2025	EUR	340	333,836
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	06/30/2024		211	194,936
Prestige Brands, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.17%	01/26/2024		76	74,349
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	480	482,357
					7,951,715
Drugs–1.72%
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		1,552	1,457,955
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	11/15/2027		1,461	1,430,561
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	11/27/2025		4,082	3,996,611
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025		3,848	3,781,350
					10,666,477
Ecological Services & Equipment–0.78%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.00%	11/10/2023		198	197,048
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	05/11/2025		1,158	1,048,492
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025		1,773	1,754,753
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.50%	03/20/2025		397	376,784
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%) (Acquired 03/16/2018; Cost $143,076)(d)	8.75%	03/20/2026		145	120,696
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	02/06/2026		930	836,632
US Ecology, Inc., Term Loan (1 mo. USD LIBOR + 2.50%) (Acquired 08/14/2019; Cost $254,209)(d)	2.67%	08/14/2026		255	251,661
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
WCA Waste Systems, Inc., Term Loan(f)	–	08/11/2023		$ 252	$ 245,661
					4,831,727
Electronics & Electrical–13.35%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.45%	09/19/2025			77	75,699
Barracuda Networks, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.52%	02/12/2025			140	136,501
Boxer Parent Co., Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025			1,505	1,426,050
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR		224	237,774
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	04/18/2025			769	744,255
Cision Ltd.
Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	02/01/2027	EUR		621	651,379
Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	02/01/2027			1,547	1,440,503
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026			3,790	3,653,537
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.35%	04/22/2027			1,006	994,612
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025			829	815,979
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	5.00%	04/30/2022			570	531,900
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	9.44%	08/31/2022			2,907	2,808,456
Term Loan B (1 mo. USD LIBOR + 2.75%)	3.00%	11/06/2023			1,456	1,324,926
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		1,038	1,037,397
Dynatrace LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	2.42%	08/22/2025			764	748,534
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.63%	12/17/2025			1,356	1,330,444
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/06/2026			1,443	1,385,406
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	3.50%	07/04/2025	EUR		2,248	2,302,339
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			821	747,806
Go Daddy Operating Co. LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	1.92%	02/15/2024			667	654,848
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025			369	354,038
IGT Holding IV AB (Sweden)
Term Loan B (2 mo. EURIBOR + 3.75%)	3.75%	07/29/2024	EUR		481	508,133
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.45%	07/29/2024			1,368	1,268,511
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			841	723,072
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			291	271,982
Informatica Corp.
Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	02/26/2027			830	795,064
Term Loan (1 mo. EURIBOR + 3.50%)	3.50%	02/26/2027	EUR		883	940,177
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR		1,172	1,238,630
Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025			691	666,435
MA FinanceCo. LLC
Term Loan B-1(f)	–	05/29/2025	EUR		204	219,636
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	11/19/2021			286	285,768
Marcel Bidco LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)(d)	3.42%	03/11/2025			360	345,247
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.00%	05/08/2025			3,027	2,966,593
McAfee LLC
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR		1,497	1,629,376
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024			117	115,160
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.18%	05/29/2025			799	786,765
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	03/06/2026			817	792,863
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	4.00%	07/05/2023			790	774,179
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026			2,344	1,752,083
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)(d)	2.68%	08/28/2026			2,646	2,566,998
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024			3,067	2,648,331
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.57%	08/08/2024			995	869,913
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR		1,000	1,026,003
Omnitracs, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	3.97%	03/23/2025			508	482,491
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		$ 548	$ 383,445
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		2,359	1,986,214
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.67%	07/02/2025		1,072	867,221
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.29%	01/02/2025		1,941	1,555,581
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.70%	07/07/2023		975	921,601
Term Loan (6 mo. USD LIBOR + 4.50%)	5.95%	07/07/2023		570	538,414
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.01%	05/16/2025		5,252	5,032,982
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.76%	05/29/2026		349	324,850
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		5,402	4,706,648
RP Crown Parent LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.75%	10/12/2023		634	621,385
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	4.67%	10/31/2025		1,810	1,682,954
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	9.00%	11/02/2026		271	223,543
Science Applications International Corp.
Incremental Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/30/2027		2,009	1,968,500
Term Loan B (1 mo. USD LIBOR + 1.75%)	2.28%	10/31/2025		1,209	1,176,117
Severin Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	3.50%	08/01/2025		39	37,147
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	3.88%	05/16/2025		368	344,320
Sophos (Surf Holdings LLC) (United Kingdom)
Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	01/15/2027	EUR	146	153,061
Term Loan (1 mo. USD LIBOR + 3.50%)	4.81%	03/05/2027		660	633,636
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		681	662,037
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		468	455,043
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.92%	04/16/2025		1,777	1,728,046
STG-Fairway Acquisitions, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.57%	01/21/2027		739	676,593
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.70%	09/29/2023		996	971,821
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.93%	06/30/2026		798	770,969
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)(d)	2.87%	09/28/2024		2,660	2,606,527
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	05/04/2026		2,382	2,313,874
Verint Systems, Inc., Term Loan (2 mo. USD LIBOR + 2.00%)(d)	2.37%	06/29/2024		849	834,510
Veritas US, Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	170	178,927
VS Buyer LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	3.42%	02/19/2027		26	25,061
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.75%	12/01/2023		1,266	1,265,141
					82,721,961
Equipment Leasing–0.13%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	3.20%	10/06/2023			670	642,950
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	10/31/2025			181	175,124
						818,074
Financial Intermediaries–1.96%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	07/19/2025			573	549,699
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(d)	11.50%	05/09/2024			187	190,277
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.14%	02/10/2027			625	612,559
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024			550	490,126
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	11/12/2026			1,178	1,142,450
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			4,658	4,134,258
RPI Finance Trust
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			1,528	1,500,275
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027			3,004	2,948,515
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		589	587,545
Stiphout Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	10/26/2023			23	16,298
						12,172,002
Food Products–4.41%
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			1,510	1,479,666
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
B&G Foods, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	2.67%	09/16/2026		$ 256	$ 253,956
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan(f)	–	02/07/2027	EUR	378	397,105
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	03/31/2025		368	356,295
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.35%	07/03/2020		2,810	2,542,794
Dole Food Co., Inc., Term Loan B(f)	–	04/06/2024		272	267,059
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/28/2028	EUR	70	76,163
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.92%	01/29/2028		754	716,120
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	01/29/2027		1,480	1,416,375
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.86%	05/23/2025		4,567	4,397,154
Hostess Brands LLC, First Lien Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025		1,379	1,346,811
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.38%	11/01/2025		160	159,029
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	3.07%	05/01/2026		7,994	7,758,815
Manna Pro Products LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019-05/30/2019; Cost $435,685)(d)	7.00%	12/02/2023		89	79,261
Delayed Draw Term Loan (Acquired 05/30/2019-05/30/2019; Cost $435,685)(d)(e)	0.00%	12/02/2023		351	313,768
Incremental Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 05/30/2019-05/30/2019; Cost $1,462,215)(d)	7.00%	12/08/2023		1,474	1,319,400
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.43%	05/15/2024		1,174	1,146,629
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	06/30/2022		210	208,285
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/31/2022		2,349	2,332,566
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	693	739,608
					27,306,859
Food Service–5.00%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.92%	03/11/2025			8	7,620
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	01/15/2027			961	918,985
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			669	579,658
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			64	60,644
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.07%	02/06/2025			712	679,168
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		1,125	1,187,145
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.48%	02/07/2025	GBP		880	1,029,444
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.92%	07/20/2025			1,252	1,155,997
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	11/19/2026			18,372	17,677,415
NPC International, Inc., Second Lien Term Loan(h)	0.00%	04/18/2025			300	7,882
Restaurant Technologies, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.95%	10/01/2026			660	569,414
TMK Hawk Parent Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	4.58%	09/26/2024			1,382	982,634
US Foods, Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026			1,023	971,158
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2023			4,028	3,815,348
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024			1,390	1,362,355
						31,004,867
Health Care–3.37%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	2.67%	02/11/2022			311	304,457
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.67%	02/16/2023			2,660	2,602,675
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR		667	706,427
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.28%	02/11/2026			1,129	1,092,747
Biogroup-LCD (France)
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		321	338,041
Term Loan B-7 (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		588	617,945
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		$ 40	$ 35,591
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	06/08/2026		937	760,922
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR	325	342,999
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		702	687,464
EyeCare Partners LLC
Delayed Draw Term Loan(e)	0.00%	02/05/2027		21	19,567
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		91	83,854
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	03/05/2026		70	59,095
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.62%	06/28/2024		157	150,069
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022		47	46,824
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/06/2026		1,799	1,744,666
Heartland Dental LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	3.67%	04/30/2025		152	134,837
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	1.92%	01/17/2025		954	931,080
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	2.50%	03/07/2024		94	91,295
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.20%	06/11/2025		32	31,344
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	1,535	1,593,020
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.76%	08/21/2026	GBP	229	267,763
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	2,491	1,714,543
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	07/23/2026		2,384	2,295,111
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		20	18,041
Syneos Health, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	1.92%	08/01/2024		109	106,898
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	08/11/2025	EUR	1,792	1,875,087
Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	487	487,216
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)(e)	0.00%	04/01/2021	EUR	943	965,550
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)(d)	4.67%	10/22/2026		522	474,861
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.67%	08/27/2025		284	275,691
					20,855,680
Home Furnishings–1.07%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/05/2024			535	519,724
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		511	327,625
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.64%	11/08/2023			2,944	1,252,333
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.02%	11/08/2024			1,960	150,271
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025			1,966	1,746,744
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	09/25/2024			2,446	2,208,795
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			464	390,773
						6,596,265
Industrial Equipment–3.02%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.67%	04/28/2025			332	274,000
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.17%	06/30/2020			115	109,704
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			333	295,877
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	3.20%	05/18/2024			699	665,034
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)(d)	3.95%	01/31/2024			464	447,683
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	06/27/2026			692	609,279
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.36%	04/16/2026			537	498,019
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023			73	67,618
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024			213	201,980
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.45%	07/19/2024			1,121	1,062,866
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.70%	07/18/2025			879	806,239
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	2.15%	03/31/2027		$ 1,846	$ 1,759,137
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027		2,808	2,676,276
Term Loan B-2 (3 mo. EURIBOR + 2.00%)	2.00%	03/01/2027	EUR	172	187,460
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	2.12%	06/01/2020		162	160,846
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	3.46%	01/02/2027		3,225	3,120,259
Kantar (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 5.00%)	5.00%	12/04/2026	EUR	710	740,740
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	3.50%	07/31/2025		1,183	1,164,203
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%) (Acquired 02/26/2018; Cost $574,740)(d)	5.45%	03/08/2025		578	418,781
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	11/27/2020		1,556	1,122,900
Rexnord LLC/RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	08/21/2024		566	560,309
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/28/2025		944	761,713
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	9.00%	02/28/2026		535	272,642
S2P Acquisiton Borrower, Inc., First Lien Term Loan(f)	–	08/14/2026		250	236,751
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)(d)	3.50%	01/31/2024		473	460,897
					18,681,213
Insurance–0.14%
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/16/2025			454	439,706
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025			470	445,443
						885,149
Leisure Goods, Activities & Movies–6.48%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			5,604	5,330,544
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.75%	10/19/2023			3,247	3,141,691
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	4.68%	01/02/2026			1,129	1,117,353
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025			2,029	1,530,540
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026			2,014	1,540,411
Term Loan(f)	–	02/28/2027			6,225	3,921,837
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.12%	11/08/2023			874	790,632
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	4.92%	04/12/2024			1,564	1,450,299
Term Loan B-2(f)	–	05/03/2024	EUR		189	196,646
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		604	578,260
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		363	347,804
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026			182	171,491
Markermeer Finance B.V., Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/24/2027	EUR		1,007	1,043,258
Merlin Entertainments PLC (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR		571	588,943
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.70%	10/16/2026			347	321,763
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.32%	10/16/2026			46	42,281
Parques Reunidos (Spain), Term Loan B-1(f)	–	09/27/2026	EUR		279	267,823
Parques Reunidos (Piolin Bidco S.A.U) (Luxembourg), Incremental Term Loan B-2(f)	–	09/27/2026	EUR		944	1,006,843
SeaWorld Parks & Entertainment, Inc., Term Loan B-5(f)	–	04/01/2024			538	500,077
USF S&H TopCo LLC
Delayed Draw Term Loan (Acquired 12/02/2019; Cost $2,937,220)(d)(e)	0.00%	11/26/2024			2,952	2,213,985
Revolver Loan (3 mo. USD LIBOR + 5.50%) (Acquired 12/02/2019; Cost $969,605)(d)	6.50%	11/26/2024			935	701,364
Revolver Loan (Acquired 12/02/2019; Cost $969,605)(d)(e)	0.00%	11/26/2024			49	36,914
Term Loan A (Acquired 12/02/2019; Cost $17,264,182)(d)(f)	–	11/26/2024			17,527	13,145,316
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom)
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.25%	06/21/2026	EUR	105	$ 98,708
Term Loan B-2(f)	–	07/03/2026	EUR	44	41,516
					40,126,299
Lodging & Casinos–5.08%
Aimbridge Acquisition Co., Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.02%	02/01/2026			$ 1,201	1,023,846
AMCP Clean Acquisition Co. LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.32%	06/16/2025			188	95,957
Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.32%	06/16/2025			778	396,573
Aristocrat Technologies, Inc. (Australia), Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			1,449	1,445,185
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		449	320,046
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		986	916,635
Caesars Entertainment Operating Co. LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	2.17%	10/06/2024			922	900,318
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024			8,281	7,527,157
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024			1,639	1,546,651
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.17%	09/18/2026			323	312,127
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.17%	11/30/2023			221	211,405
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	06/22/2026			254	242,906
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	2.67%	05/29/2026			1,411	1,346,353
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	07/10/2025			6,281	6,218,254
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027			3,712	3,512,944
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	08/14/2024	EUR		1,937	2,105,327
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	05/10/2026			1,195	1,062,888
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	12/20/2024			2,377	2,274,529
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	05/30/2025			24	23,038
						31,482,139
Nonferrous Metals & Minerals–1.05%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/21/2025			1,356	1,321,157
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	5.39%	06/01/2025			2,317	1,433,982
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	01/28/2022			2,620	1,794,431
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.95%	01/30/2023			15	7,854
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027			1,470	1,418,892
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025			702	518,724
						6,495,040
Oil & Gas–5.90%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024			1,138	803,147
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	4.62%	09/30/2024			4,447	4,272,855
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025			1,543	896,376
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	11.38%	12/31/2021			2,083	139,835
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/31/2022			2,433	679,308
Centurion Pipeline Co. LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	09/29/2025			678	628,606
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.68%	03/06/2023			2,811	1,623,073
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025			1,861	1,175,822
Fieldwood Energy LLC
First Lien Term Loan(h)	0.00%	04/11/2022			5,119	749,467
Second Lien Term Loan(h)	0.00%	04/11/2023			4,200	110,398
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024			1,161	506,062
Gulf Finance LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	08/25/2023			917	542,048
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023			1,644	772,774
Lower Cadence Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	05/22/2026			243	210,475
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025			1,001	749,674
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
McDermott Technology (Americas), Inc.
DIP LOC(e)(i)	0.00%	10/23/2020	$ 3,645	$ 3,526,057
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(i)	10.00%	10/21/2020	3,116	3,036,021
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(i)	10.04%	10/23/2020	5,561	5,417,654
Term Loan (3 mo. USD LIBOR + 4.00%)(i)	9.25%	05/09/2025	4,892	1,749,977
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.65%	09/29/2025	237	222,737
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024	2,125	1,773,034
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%) (Acquired 06/19/2019-06/28/2019; Cost $1,551,488)(d)	8.95%	07/31/2022	1,665	1,290,414
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (Acquired 07/11/2014; Cost $8,352)(d)(h)(i)	0.00%	07/16/2021	8	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	8.46%	03/19/2024	3,599	1,937,387
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.20%	03/11/2026	1,853	1,683,301
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021	10,115	1,770,207
Southcross Energy Partners L.P.
Revolver Loan (Acquired 01/31/2020; Cost $70,174)(d)(e)	0.00%	01/31/2025	70	69,886
Term Loan (1 mo. USD LIBOR + 9.00%) (Acquired 01/31/2020; Cost $81,420)(d)	10.00%	01/31/2025	81	81,827
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	03/30/2023	188	164,831
				36,583,253
Publishing–2.01%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	04/11/2025		777	729,089
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		4,933	4,028,846
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.26%	08/15/2026		3,287	3,070,099
Nielsen Finance LLC
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.22%	10/04/2023		71	69,284
Term Loan B-5(f)	–	06/30/2025		3,529	3,525,836
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	10/17/2026		1,048	1,017,721
					12,440,875
Radio & Television–1.71%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026		813	705,032
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.83%	01/02/2026		1,424	1,392,517
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.62%	01/17/2024		243	235,131
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	01/17/2024		946	913,151
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.12%	09/18/2026		6,040	5,842,223
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.43%	01/03/2024		479	467,340
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.69%	09/30/2026		1,083	1,058,858
					10,614,252
Rail Industries–0.18%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.45%	12/30/2026		1,102	1,082,153
Retailers (except Food & Drug)–1.48%
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	8.42%	12/18/2026		302	234,699
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		4,696	3,294,783
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022		5,741	5,654,492
					9,183,974
Surface Transport–1.73%
Commercial Barge Line Co.
DIP Term Loan (1 mo. USD LIBOR + 7.00%) (Acquired 02/05/2020; Cost $359,935)(d)(i)	9.00%	06/01/2020		371	368,884
First Lien Term Loan(h)(i)	0.00%	11/12/2020		7,293	2,361,061
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		700	640,153
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		3,665	3,353,354
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.07%	10/12/2024		$ 16	$ 13,494
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		274	269,739
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021		1,673	1,384,566
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.68%	02/24/2025		1,564	1,536,169
Zeus Bidco Ltd. (United Kingdom), PIK Term Loan, 8.79% PIK Rate, 7.84% Cash Rate(g)	8.79%	03/29/2024	GBP	795	768,436
					10,695,856
Telecommunications–7.71%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027			6,733	6,485,494
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	09/26/2025			185	182,831
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			1,900	1,434,861
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			20	15,192
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023			3,947	3,799,528
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)(i)	5.21%	06/15/2024			379	373,484
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	02/02/2022			1,025	995,904
Inmarsat Finance PLC (United Kingdom), Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026			2,404	2,259,981
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-5 (2 mo. USD LIBOR + 6.63%)(i)	8.63%	01/02/2024			1,629	1,645,853
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026			360	356,585
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027			7,810	7,603,562
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.92%	08/15/2026			116	113,150
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.83%	11/30/2025			3,346	2,567,552
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.08%	11/30/2026			1,750	592,817
MM Holdphone (Spain), Term Loan B (4 mo. EURIBOR + 2.63%)	2.63%	05/07/2026	EUR		539	583,673
MTN Infrastructure TopCo, Inc., Incremental Term Loan(f)	–	11/17/2024			1,193	1,164,697
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	04/11/2025			1,732	1,690,997
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.87%	03/09/2023			2,092	1,333,416
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	12/07/2026			9,604	9,299,819
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.07%	05/02/2023			3,023	2,385,647
Windstream Services LLC, DIP Term Loan (1 mo. USD LIBOR + 2.50%)(i)	2.68%	02/26/2021			2,131	2,109,628
Xplornet Communications, Inc. (Canada)(f)	–	05/29/2027			785	745,354
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027			51	49,545
						47,789,570
Utilities–7.91%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.96%	10/25/2025			574	494,862
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025			182	177,458
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022			645	603,346
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025			735	720,381
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.17%	01/15/2025			4,106	4,010,912
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.43%	01/15/2024			3,800	3,733,386
Term Loan (2 mo. USD LIBOR + 2.75%)	2.43%	04/05/2026			7,050	6,884,185
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	2.17%	08/12/2026			2,302	2,244,358
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			2,672	2,643,478
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	12/17/2021			444	437,982
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.70%	12/19/2022			506	498,141
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.20%	10/31/2026			5,520	5,335,818
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.77%	07/30/2026			2,925	2,603,206
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	3.17%	08/28/2025			113	112,594
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			3,550	2,906,102
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			200	163,909
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024			2,417	2,305,919
Pacific Gas and Electric Co., DIP Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	12/31/2020			2,801	2,796,083
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/24/2026			405	398,373
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	03/06/2025			951	906,151
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026	$ 1,193	$ 993,816
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.42%	03/27/2026	124	103,769
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.50%	12/02/2021	308	287,664
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.25%	12/08/2023	281	269,499
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	12/31/2025	7,511	7,376,528
				49,007,920
Total Variable Rate Senior Loan Interests (Cost $854,274,327)					761,267,288
U.S. Dollar Denominated Bonds & Notes–12.25%
Aerospace & Defense–1.01%
TransDigm, Inc.(j)	8.00%	12/15/2025		2,328	2,525,880
TransDigm, Inc.(j)	6.25%	03/15/2026		3,648	3,738,616
					6,264,496
Air Transport–0.51%
Delta Air Lines, Inc.(j)	7.00%	05/01/2025		1,881	1,946,112
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025		1,868	1,229,010
					3,175,122
Automotive–0.38%
Allison Transmission, Inc.(j)	5.88%	06/01/2029		841	851,853
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026		1,015	975,826
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.(j)	6.25%	05/15/2026		499	508,900
					2,336,579
Building & Development–0.18%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028		844	850,174
Beacon Roofing Supply, Inc.(j)	4.50%	11/15/2026		301	295,451
					1,145,625
Business Equipment & Services–0.16%
ADT Security Corp. (The)	3.50%	07/15/2022		283	286,146
Dun & Bradstreet Corp. (The)(j)	6.88%	08/15/2026		469	509,965
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026		203	209,565
					1,005,676
Cable & Satellite Television–2.45%
Altice Financing S.A. (Luxembourg)(j)	5.00%	01/15/2028		323	326,735
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		2,735	2,885,931
Altice France S.A. (France)(j)	5.50%	01/15/2028		594	611,930
Altice France S.A. (France)(j)	7.38%	05/01/2026		1,464	1,547,909
CSC Holdings LLC(j)	5.75%	01/15/2030		309	326,479
CSC Holdings LLC(j)	5.50%	05/15/2026		6,796	7,119,523
Numericable-SFR S.A. (France)(j)	8.13%	02/01/2027		1,225	1,350,330
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026		656	685,786
Ziggo B.V. (Netherlands)(j)	5.50%	01/15/2027		311	327,839
					15,182,462
Containers & Glass Products–0.97%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.25%	09/15/2022		370	374,392
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026		1,856	1,866,756
Berry Global, Inc.(j)	4.88%	07/15/2026		1,808	1,894,169
Mauser Packaging Solutions Holding Co.(j)	5.50%	04/15/2024		398	396,255
Reynolds Group Issuer, Inc./LLC(j)	5.13%	07/15/2023		297	301,486
Reynolds Group Issuer, Inc./LLC (1 mo. USD LIBOR + 3.50%)(j)(k)	4.72%	07/15/2021		1,157	1,151,579
					5,984,637
Drugs–0.03%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027		176	180,808
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Electronics & Electrical–3.58%
CommScope, Inc.(j)	5.50%	03/01/2024		$ 271	$ 279,416
CommScope, Inc.(j)	8.25%	03/01/2027		790	825,404
CommScope, Inc.(j)	6.00%	03/01/2026		3,740	3,941,604
Dell International LLC/EMC Corp.(j)	6.10%	07/15/2027		916	1,031,796
Dell International LLC/EMC Corp.(j)	6.20%	07/15/2030		1,938	2,214,992
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023		858	921,973
Dell International LLC/EMC Corp.(j)	5.85%	07/15/2025		1,221	1,368,425
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026		3,995	4,322,741
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029		6,136	6,680,619
Riverbed Technology, Inc.(j)	8.88%	03/01/2023		1,037	622,200
					22,209,170
Food Service–0.31%
eG Global Finance PLC (United Kingdom)(j)	6.75%	02/07/2025		1,407	1,427,957
New Red Finance, Inc. (Canada)(j)	5.75%	04/15/2025		465	495,086
					1,923,043
Industrial Equipment–0.61%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(j)	7.38%	08/15/2026		5,122	3,777,475
Leisure Goods, Activities & Movies–0.16%
AMC Entertainment, Inc.(j)	10.50%	04/15/2025		673	595,605
Seaworld Parks & Entertainment, Inc.(j)	8.75%	05/01/2025		376	386,340
					981,945
Lodging & Casinos–0.32%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		740	721,578
ESH Hospitality, Inc.(j)	4.63%	10/01/2027		1,318	1,250,208
					1,971,786
Oil & Gas–0.00%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023		71	16,196
Radio & Television–0.93%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026		2,189	1,745,377
iHeartCommunications, Inc.	6.38%	05/01/2026		1,023	1,072,235
iHeartCommunications, Inc.	8.38%	05/01/2027		1,837	1,721,716
iHeartCommunications, Inc.(j)	4.75%	01/15/2028		322	309,698
Nexstar Broadcasting, Inc.(j)	5.63%	07/15/2027		862	885,546
					5,734,572
Telecommunications–0.43%
CenturyLink, Inc.(j)	4.00%	02/15/2027		2,041	2,041,663
Goodman Networks, Inc.	8.00%	05/11/2022		1,674	602,494
Windstream Services LLC/Windstream Finance Corp.(i)(j)	9.00%	06/30/2025		16	960
					2,645,117
Utilities–0.22%
Calpine Corp.(j)	4.50%	02/15/2028		274	275,799
Calpine Corp.(j)	5.25%	06/01/2026		597	619,934
Vistra Operations Co. LLC(j)	4.30%	07/15/2029		174	180,141
Vistra Operations Co. LLC(j)	3.55%	07/15/2024		283	289,707
					1,365,581
Total U.S. Dollar Denominated Bonds & Notes (Cost $80,027,946)					75,900,290
			Shares
Common Stocks & Other Equity Interests–4.30%(l)
Aerospace & Defense–0.82%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(d)(m)				320	5,077,946
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Automotive–0.04%
ThermaSys Corp. (Acquired 12/31/2018; Cost $618,347)(m)	881,784	$ 198,401
Transtar Holding Co., Class A(m)	2,509,496	21,331
		219,732
Building & Development–0.05%
Five Point Holdings LLC, Class A(m)	54,770	274,398
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(d)(m)	780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,971)(d)(m)	9	0
		274,398
Business Equipment & Services–0.05%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,582,374)(m)	7,731	5,798
Crossmark Holdings, Inc.(m)	5,085	298,718
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(d)(m)	659	0
		304,516
Conglomerates–0.00%
Euramax International, Inc. (Acquired 07/09/2009; Cost $4,543,100)(d)(m)	4,207	0
Drugs–0.01%
Envigo RMS Holding Corp., Class B(d)(m)	14,480	82,826
Financial Intermediaries–0.03%
RJO Holdings Corp.(d)(m)	1,481	108,152
RJO Holdings Corp., Class A(d)(m)	1,142	83,386
RJO Holdings Corp., Class B(d)(m)	1,667	17
		191,555
Health Care–0.00%
New Millennium Holdco(m)	134,992	6,817
Lodging & Casinos–0.46%
Caesars Entertainment Corp.(m)	29,845	339,934
Twin River Worldwide Holdings, Inc.(m)	120,357	2,516,665
		2,856,599
Oil & Gas–0.28%
AF Global, Inc. (Acquired 06/08/2017; Cost $27,999)(m)	441	13,230
Fieldwood Energy LLC(m)	25,806	2,581
Fieldwood Energy LLC	6,967	697
HGIM Corp.(m)	3,232	25,856
HGIM Corp., Wts. expiring 07/02/2043(m)	14,442	115,536
NexTier Oilfield Solutions, Inc.(m)	42,011	121,832
Paragon Offshore Finance Co., Class A(i)(m)	2,308	692
Paragon Offshore Finance Co., Class B(i)(m)	1,154	8,078
Samson Investment Co., Class A(m)	132,022	858,143
Southcross Energy Partners L.P.(m)	40,880	5,315
Transocean Ltd.(m)	208,610	277,451
Tribune Resources, Inc.(m)	337,847	295,616
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	87,471	2,624
		1,727,651
Publishing–1.59%
Affiliated Media, Inc., Class B(d)(m)	46,746	1,636,097
Clear Channel Worldwide Holdings, Inc.(m)	425,644	411,087
F&W Publications, Inc. (Acquired 06/09/2009; Cost $18,581)(d)(m)	15,519	0
MC Communications LLC(d)(m)	333,084	0
Merrill Communications LLC, Class A (Acquired 03/08/2013; Cost $918,351)(d)(m)	399,283	7,786,018
Tribune Publishing Co.	4,118	39,121
		9,872,323
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares		Value
Radio & Television–0.24%
iHeartCommunications, Inc., Class A(m)				24,518	$ 213,307
iHeartCommunications, Inc., Class B(m)				42	273
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)				156,176	1,298,213
					1,511,793
Retailers (except Food & Drug)–0.12%
Claire’s Stores, Inc.				390	141,375
Fullbeauty Brands Holdings Corp.(m)				3,944	9,860
Payless, Inc.(d)(m)				73,380	36,690
Payless, Inc., Class A(d)(m)				72,806	728
Toys ’R’ Us-Delaware, Inc.(m)				14	385
Toys ’R’ Us-Delaware, Inc.(m)				15	39,927
Vivarte S.A.S.(d)(m)				233,415	498,047
					727,012
Telecommunications–0.00%
Goodman Networks, Inc. (Acquired 05/31/2017; Cost $1,053)(d)(m)				105,288	0
IDW Media Holdings, Inc.(m)				1,270	5,321
					5,321
Utilities–0.61%
Vistra Energy Corp.				157,972	3,228,948
Vistra Operations Co. LLC (Acquired 10/03/2016-10/03/2016; Cost $261,492)(m)				556,365	153,000
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)				377,472	405,782
					3,787,730
Total Common Stocks & Other Equity Interests (Cost $51,214,510)					26,646,219
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.49%(n)
Automotive–0.14%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	1,000	882,268
Building & Development–0.06%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	100	87,139
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR	321	280,607
					367,746
Cable & Satellite Television–0.38%
Altice Financing S.A. (Luxembourg)(j)	3.00%	01/15/2028	EUR	1,327	1,391,532
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	940	936,233
					2,327,765
Financial Intermediaries–0.46%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	200	172,040
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	480	515,827
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(j)(k)	4.50%	09/01/2023	EUR	923	866,077
Newday Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP	572	543,904
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.05%	02/01/2023	GBP	795	743,192
					2,841,040
Home Furnishings–0.30%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	1,649	1,874,000
Lodging & Casinos–0.15%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.04%	07/15/2025	GBP	1,071	945,719
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,062,786)					9,238,538
Asset-Backed Securities–0.88%
Structured Products–0.88%
Avoca CLO XVII DAC, Series 17A, Class E-R (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	10/15/2032	EUR	463	418,918
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	174	159,630
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Structured Products–(continued)
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(j)(k)	4.59%	04/25/2029		$ 1,733	$ 1,524,230
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 2.50%)(j)(k)	3.72%	07/15/2030		1,855	1,710,284
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(j)(k)	5.74%	10/25/2028		1,489	1,489,008
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	201	186,054
Total Asset-Backed Securities (Cost $5,992,328)					5,488,124
			Shares
Preferred Stocks–0.10%(l)
Automotive–0.02%
ThermaSys Corp., Series A				187,840	136,184
Financial Intermediaries–0.02%
RJO Holdings Corp., Series A-2(d)				325	129,780
Oil & Gas–0.05%
Southcross Energy Partners L.P., Series A				258,709	181,096
Southcross Energy Partners L.P., Series B				74,545	102,500
					283,596
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1 (Acquired 05/31/2017; Cost $1,253)(d)				125,268	0
Utilities–0.01%
Genie Energy Ltd., Pfd.				7,632	64,338
Total Preferred Stocks (Cost $621,359)					613,898

Money Market Funds–0.64%
Invesco Government & Agency Portfolio,Institutional Class, 0.11%(o)(p)				1,110,013	1,110,013
Invesco Liquid Assets Portfolio,Institutional Class, 0.43%(o)(p)				1,561,155	1,562,561
Invesco Treasury Portfolio,Institutional Class, 0.08%(o)(p)				1,268,586	1,268,586
Total Money Market Funds (Cost $3,941,160)					3,941,160
TOTAL INVESTMENTS IN SECURITIES(q)–142.51% (Cost $1,007,134,416)					883,095,517
BORROWINGS–(22.43)%					(139,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(20.11)%					(124,645,442)
OTHER ASSETS LESS LIABILITIES–0.03%					231,002
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$619,681,077
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $3,228,808, which represented less than 1% of the Trust’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $85,715,351, which represented 13.83% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,532,185	$50,004,513	$(64,426,685)	$-	$-	$1,110,013	$12,591
Invesco Liquid Assets Portfolio, Institutional Class	10,723,573	37,114,600	(46,273,206)	(1,071)	(1,335)	1,562,561	16,460
Invesco Treasury Portfolio, Institutional Class	17,751,068	57,148,015	(73,630,497)	-	-	1,268,586	12,670
Total	$44,006,826	$144,267,128	$(184,330,388)	$(1,071)	$(1,335)	$3,941,160	$41,721

(p)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/15/2020	Bank of America, N.A.	GBP	1,947,463	USD	2,454,777	$49,546
06/15/2020	Bank of America, N.A.	USD	21,283,465	EUR	19,711,124	602,556
06/15/2020	Barclays Bank PLC	GBP	1,947,463	USD	2,447,795	42,565
06/15/2020	Barclays Bank PLC	USD	3,697,885	GBP	3,020,963	33,181
06/15/2020	Citibank, N.A.	USD	18,513,412	EUR	17,141,255	519,185
06/15/2020	Goldman Sachs International	GBP	2,128,373	USD	2,675,634	46,968
06/15/2020	Goldman Sachs International	USD	137,863	GBP	111,682	71
06/15/2020	J.P. Morgan Chase Bank, N.A.	GBP	68,529	USD	85,214	577
06/15/2020	Royal Bank of Canada	USD	18,505,356	EUR	17,141,255	527,241
06/15/2020	Royal Bank of Canada	USD	3,697,502	GBP	3,021,023	33,638
Subtotal—Appreciation						1,855,528
Currency Risk
06/15/2020	Bank of America, N.A.	EUR	12,537,945	USD	13,774,813	(146,551)
07/15/2020	Bank of America, N.A.	EUR	17,984,937	USD	19,424,811	(557,083)
07/15/2020	Barclays Bank PLC	GBP	2,942,341	USD	3,602,166	(32,290)
07/15/2020	Canadian Imperial Bank of Commerce	GBP	100,216	USD	123,575	(215)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/15/2020	Citibank, N.A.	EUR	13,041,626	USD	14,320,332	$(160,288)
07/15/2020	Citibank, N.A.	EUR	18,722,746	USD	20,254,141	(547,486)
07/15/2020	Citibank, N.A.	GBP	202,185	USD	249,290	(454)
06/15/2020	Goldman Sachs International	EUR	3,120,218	USD	3,403,468	(61,028)
06/15/2020	Royal Bank of Canada	EUR	12,693,211	USD	13,946,969	(146,794)
06/15/2020	Royal Bank of Canada	GBP	61,839	USD	76,073	(302)
07/15/2020	Royal Bank of Canada	EUR	17,984,985	USD	19,428,820	(553,128)
07/15/2020	Royal Bank of Canada	GBP	3,209,952	USD	3,929,205	(35,813)
07/15/2020	State Street Bank & Trust Co.	GBP	138,025	USD	168,834	(1,658)
06/15/2020	Toronto Dominion Bank	EUR	12,600,634	USD	13,818,813	(172,157)
Subtotal—Depreciation						(2,415,247)
Total Forward Foreign Currency Contracts						$(559,719)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.
During the three months ended May 31, 2020, there were transfers from Level 2 to Level 3 of $36,792,704 due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $11,158,767, due to third-party vendor quotations utilizing more than one market quote.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$645,273,143	$115,994,145	$761,267,288
U.S. Dollar Denominated Bonds & Notes	—	74,671,280	1,229,010	75,900,290
Common Stocks & Other Equity Interests	7,428,064	3,908,248	15,309,907	26,646,219
Non-U.S. Dollar Denominated Bonds & Notes	—	9,238,538	—	9,238,538
Asset-Backed Securities	—	5,488,124	—	5,488,124
Preferred Stocks	64,338	419,780	129,780	613,898
Money Market Funds	3,941,160	—	—	3,941,160
Total Investments in Securities	11,433,562	738,999,113	132,662,842	883,095,517
Other Investments - Assets*
Investments Matured	—	—	511,313	511,313
Forward Foreign Currency Contracts	—	1,855,528	—	1,855,528
	—	1,855,528	511,313	2,366,841
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,415,247)	—	(2,415,247)
Total Other Investments	—	(559,719)	511,313	(48,406)
Total Investments	$11,433,562	$738,439,394	$133,174,155	$883,047,111

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Senior Income Trust

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2020:
	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2020
Variable Rate Senior Loan Interests	$113,307,850	$6,341,048	$(10,252,133)	$86,339	$(43,009)	$(11,293,141)	$29,005,958	$(11,158,767)	$115,994,145
U.S. Dollar Denominated Bonds & Notes	1,858,943	—	—	—	—	(629,933)	—	—	1,229,010
Common Stocks & Other Equity Interests	6,601,050	—	—	—	—	922,111	7,786,746	—	15,309,907
Preferred Stocks	129,780	—	—	—	—	—	—	—	129,780
Investments Matured	481,120	59,864	(47,271)	—	—	17,600	—	—	511,313
Total	$122,378,743	$6,400,912	$(10,299,404)	$86,339	$(43,009)	$(10,983,363)	$36,792,704	$(11,158,767)	$133,174,155
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Muth Mirror Systems, LLC, Term Loan	$15,313,450	Interpolated Required Return	Implied Yield	N/A	12.7%	(a)
USF S&H TopCo, LLC, Term Loan A	13,145,316	Interpolated Required Return	Implied Yield	N/A	15.8	(a)
(a)	The Trust values certain investments in direct loan financings using an interpolated debt structure model which incorporates the Company’s EBITDA and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of EBITDA and risk tiering. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Senior Income Trust